Shareholder Report	11 Months Ended	12 Months Ended
	Dec. 31, 2025 USD ($) Holdings	Dec. 31, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type		N-CSR
Amendment Flag		false
Registrant Name		Matthew 25 Fund
Entity Central Index Key		0001003839
Entity Investment Company Type		N-1A
Document Period End Date		Dec. 31, 2025
MATTHEW 25 FUND
Shareholder Report [Line Items]
Fund Name		MATTHEW 25 FUND
Class Name		Matthew 25 Fund
Trading Symbol		MXXVX
Annual or Semi-Annual Statement [Text Block]

ADDITIONAL INFORMATION

This annual shareholder report contains important information about the Matthew 25 Fund - MXXVX for the period January 1, 2025 to December 31, 2025, as well as certain changes to the Fund.

Shareholder Report Annual or Semi-Annual		annual shareholder report
Additional Information [Text Block]		You can find additional information, including the Shareholder's Letter, at www.matthew25fund.com or you can also request this information by contacting us at 1-888-M25-FUND.
Additional Information Phone Number		1-888-M25-FUND
Additional Information Email		www.matthew25fund.com
Expenses [Text Block]

expense Information

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Matthew 25 Fund	$120	1.10%

Expenses Paid, Amount		$ 120
Expense Ratio, Percent		1.10%
Factors Affecting Performance [Text Block]

Dear Owners,

Our Matthew 25 Fund’s (MXXVX) return was 18.45% in 2025. This was greater than the 17.88% return on the S&P 500 Index. Our Fund is still close to fully invested at 99.3% of total assets. I always emphasize long-term investing over trading and market timing. Below are additional time periods’ returns for your information:

 Period       MXXVX    S&P 500

3 years       27.22%      22.96%

15 years     13.55%     14.05%

25 years     10.42%        8.82%

30 years      11.51%     10.34%

A $10,000.00 investment in MXXVX at its start on 10/16/1995 has grown to $268,487.48. This is a period of just over 30 years. My wife and I have been owners since the beginning and we intend to buy more shares this current year. As of 2/13/26, we own 12.80% of MXXVX.

During this past year, I made the following changes to our portfolio:

Sold – Mastercard, Vornado, Flutter and MGM

Bought + Taiwan Semiconductor, Eli Lilly, Nucor, Fannie Mae, Solstice Adv. Materials, and Circle Internet Group

Explanations for these portfolio changes along with performances for these new holdings and our legacy investments are provided in my Letter for Shareholders December 2025 which is on our website. The link is as follows:

https://www.matthew25fund.com/annual-reports/

You will need to scroll down and then click on the letter to open it. As always, it is my honor to work for you and to invest side-by-side with you.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of future performance
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Performance graph AVERAGE ANNUAL RETURNS
	1 YEAR	5 YEARS	10 YEARS
Matthew 25 Fund	18.45%	11.97%	13.67%
S&P 500 Index	17.88%	14.42%	14.81%

Net Assets	$ 329,310,530	$ 329,310,530
Holdings Count | Holdings	23	23
Advisory Fees Paid, Amount		$ 3,098,922
Investment Company, Portfolio Turnover		37.03%
Additional Fund Statistics [Text Block]	Fund statistics
NET ASSETS:	$329,310,530
PORTFOLIO HOLDINGS:	23
PORTFOLIO TURNOVER:	37.03%
ADVISORY FEES PAID BY FUND:	$3,098,922

Holdings [Text Block]

Asset Allocation

Semiconductors & Related Devices	33.21%
Retail-Catalog & Mail-Order Houses	8.59%
Pharmaceutical Preparations	8.32%
Federal & Federally - Sponsored Credit Agencies	4.95%
Electronic Computers	4.75%
Security Brokers, Dealers & Exchanges	4.67%
Services-Business Services	4.66%
Motor Vehicles & Passenger Car Bodies	4.57%
National Commercial Bank	4.55%
Investment Advice	3.93%
Fire, Marine & Casualty Insurance	3.44%
State Commercial Banks	3.41%
Hotels & Motels	2.43%
Finance Services	1.81%
Air Courier Services	1.75%
Carpets & Rugs	1.53%
Chemicals & Allied Products	1.49%
Steel Works, Blast Furnaces & Rolling Mills (Coke Ovens)	1.24%
Money Market Fund	0.63%
Business Services	0.00%
Total % Of Net Assets	99.93%

Largest Holdings [Text Block]

Ttop ten holdings

1.	Nvidia Corp.	24.07%
2.	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	9.14%
3.	Amazon.com, Inc.	8.59%
4.	Eli Lilly & Co.	8.32%
5.	Federal Agricultural Mortgage Corp. *	4.93%
6.	Apple, Inc.	4.75%
7.	Goldman Sachs Group, Inc.	4.67%
8.	Mercadolibre, Inc. (Uruguay)	4.66%
9.	Tesla, Inc.	4.57%
10.	JP Morgan Chase & Co.	4.55%
	Total % Of Net Assets	78.25%
* Indicates a combined position.

Material Fund Change [Text Block]		HOW HAS THE FUND CHANGED The Fund has not had any material changes during the year ended December 31, 2025.
Updated Prospectus Phone Number		1-888-M25-FUND.
Updated Prospectus Email Address		https://www.matthew25fund.com/